Summary of Significant Accounting Policies - Additional Information - Vessels and Equipment (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2018 vessel	Dec. 31, 2018 USD ($) component $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and amortization		$ 372,290	$ 309,975	$ 300,011
Interest costs capitalized to vessels and equipment		$ 11,100	29,600	27,100
UMS segment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		35 years
Towage vessels
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		25 years
Vessels
Property, Plant and Equipment [Line Items]
Depreciation and amortization		$ 348,400	$ 286,100	$ 281,200
Minimum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period		2 years 6 months
Maximum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period		5 years
FPSO segment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		20 years
FPSO segment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		25 years
Shuttle tankers
Property, Plant and Equipment [Line Items]
Number of components in segment | component		2
Tankers
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		25 years
Shuttle
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)		20 years
Tangible Assets, Depreciation Period | Shuttle Tanker Segment
Property, Plant and Equipment [Line Items]
Increase (Decrease) In Depreciation And Amortization Expense From Change In Accounting Estimate		$ 15,700
Increase In Net Loss, Per Outstanding Limited Partnership Unit, Basic and Diluted, Net of Tax | $ / shares		$ 0.04
Tangible Assets, Depreciation Period | Shuttle Tanker Segment | Shuttle tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	21